As filed with the Securities and Exchange Commission on December 29, 2005

Commission File Nos. 333-73850

811-08664

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 82	☒

Jackson National Separate Account - I

(Exact Name of Registrant)

Jackson National Life Insurance Company

(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq.

Senior Vice President, Secretary and General Counsel

Jackson National Life Insurance Company

1 Corporate Way

Lansing, MI 48951

(Name and Address of Agent for Service)

Copy to:

John S. (Scott) Kreighbaum, Esq.

Jackson National Life Insurance Company

1 Corporate Way

Lansing, MI 48951

It is proposed that this filing will become effective:

___	immediately upon filing pursuant to paragraph (b)
_X_	on December 30, 2005, pursuant to paragraph (b)
___	60 days after filing pursuant to paragraph (a)(1)
___	on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Individual and Group Deferred Variable Annuity Contracts.

EXPLANATORY NOTE: This amendment supplements the prospectus. Part C is also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 11, as filed on April 28, 2005 (Accession No. 0000927730-05-000086), as thereafter supplemented, are hereby incorporated by reference.

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Supplement dated December 30, 2005

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To The Prospectus Dated May 2, 2005 For

PERSPECTIVE FOCUS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT – I

This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

Explanation:

The purpose of this supplement is to notify you of changes to the Guaranteed Minimum Withdrawal Benefit (GMWB), and the Contract's Investment Divisions, as explained below – effective January 17, 2006.

> Five new Investment Divisions of the Separate Account are available, each of which invests in the following funds – all Class A shares:

JNL Series Trust	JNL Variable Fund LLC
JNL/S&P Retirement Income Fund	JNL/Mellon Capital Management DowSM Dividend Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund

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> Also with the JNL Variable Fund LLC, please note the following name changes:

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JNL/Mellon Capital Management DowSM 10 Fund

(Formerly, JNL/Mellon Capital Management The DowSM 10 Fund)

JNL/Mellon Capital Management S&P® 10 Fund

(Formerly, JNL/Mellon Capital Management The S&P® 10 Fund)

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> Under FEES AND EXPENSES TABLES, with the fee table entitled "Separate Account Annual Expenses," please replace the charge for the Guaranteed Minimum Withdrawal Benefit (and the corresponding footnote) with the following. (The GMWB is an optional endorsement available under the Contract.)

Guaranteed Minimum Withdrawal Benefit ("GMWB")	0.75% [10]

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[10]

0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable quarterly (monthly for Contracts purchased in Washington State). The charge is expressed as an annual percentage and depends on:

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•	When the endorsement is added to the Contract.
•	The endorsement's availability – on and after, or before January 17, 2006, or before February 23, 2005.
•	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
•	The frequency of deduction – quarterly, monthly, or daily.

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The tables below have the maximum and current charges.

For Contracts to which this endorsement is added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

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For Contracts to which this endorsement is added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

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For Contracts to which this endorsement is added before February 23, 2005, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

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7% GMWB
Endorsement's Availability	On and after January 17, 2006		Before January 17, 2006	Before February 23, 2005
Maximum Annual Charge	0.75%		0.70%	0.70%
Current Annual Charge	0.50%	0.51%	0.40%	0.35% 0.55% upon step-up
Charge Basis	GWB		Investment Divisions	Investment Divisions
Charge Frequency	Quarterly	Monthly	Daily	Daily

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For more information about the charge for this endorsement, please see "Guaranteed Minimum Withdrawal Benefit Charge" below. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit" beginning on page 31.

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> Also under FEES AND EXPENSES TABLES, with the fee table entitled "Fund Operating Expenses," please note the expenses charged by the following newly available funds. Also, the below footnotes replace the corresponding footnotes in the prospectus. (There are no changes to the rest of the footnotes.)

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Fund Operating Expenses (as an annual percentage of the Fund's average daily net assets)	Management and Admin Fee A	Service (12b-1) Fee	Other Expenses B	Annual Operating Expenses
Fund Name
JNL/S&P Retirement Income J	0.18%	n/a	0.01%	0.19%
JNL/S&P 2015 J	0.18%	n/a	0.01%	0.19%
JNL/S&P 2020 J	0.18%	n/a	0.01%	0.19%
JNL/S&P 2025 J	0.18%	n/a	0.01%	0.19%
JNL/Mellon Capital Management DowSM Dividend	0.52%	0.20%	0.03%	0.75%

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A     Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the nine JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

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J       Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

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The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.75 % to 1.35% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

JNL/S&P Managed Conservative Fund	1.02%
JNL/S&P Managed Moderate Fund	1.07%
JNL/S&P Managed Moderate Growth Fund	1.11%
JNL/S&P Managed Growth Fund	1.14%
JNL/S&P Managed Aggressive Growth Fund	1.18%
JNL/Retirement Income Fund	1.02%
JNL/S&P 2015 Fund	1.07%
JNL/S&P 2020 Fund	1.17%
JNL/S&P 2025 Fund	1.19%

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S&P Name. "Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500, " "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

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L          Dow Jones Name. "Dow Jones®," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund and the JNL/Mellon Capital Management DowSM Dividend Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund and the JNL/Mellon Capital Management DowSM Dividend Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

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> Under INVESTMENT DIVISIONS, with the JNL Series Trust, please add the following information about the newly available funds:

JNL Series Trust

JNL/S&P Retirement Income Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

JNL/S&P Retirement 2015 Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high total return until its target retirement date. After the Fund’s target retirement date, the Fund’s objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

JNL/S&P Retirement 2020 Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high total return until its target retirement date. After the Fund’s target retirement date, the Fund’s objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

JNL/S&P Retirement 2025 Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high total return until its target retirement date. After the Fund’s target retirement date, the Fund’s objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

About the JNL/S&P Retirement Funds. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit; (ii) the GMIB; and (iii) the GMWB.

Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under the GMIB and the GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need

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for and the additional value of the protections received under these four benefits may be somewhat diminished.

The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner’s death.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

> Also under INVESTMENT DIVISIONS, with the JNL Variable Fund LLC, please add the following information about the newly available fund:

JNL Variable Fund LLC

JNL/Mellon Capital Management DowSM Dividend Fund

Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the business day before each "Stock Selection Date."

> Under CONTRACT CHARGES, please replace the subsection entitled "Guaranteed Minimum Withdrawal Benefit Charge" in its entirety with the following.

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Guaranteed Minimum Withdrawal Benefit Charge. The charge for this GMWB is expressed as an annual percentage and depends on when the endorsement is added to the Contract. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

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For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Quarterly or Monthly	Quarterly	Monthly
0.75%	0.50% ÷ 4	0.51% ÷ 12

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You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units. The charge is not part of the calculation to

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determine the value of an Accumulation Unit. But again, while the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit" beginning on page 31. The charge is prorated, from the endorsement's effective date, at the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

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For Contracts to which this GMWB is added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

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For Contracts to which this GMWB is added before February 23, 2005, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

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We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

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We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit" beginning on page 31.

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> Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "Guaranteed Minimum Withdrawal Benefit," please add the following new paragraph.

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For certain tax-qualified Contracts to which the GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the minimum distribution requirements (MRDs) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Notice of an MRD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract.

Under the Code, MRDs are calculated and taken on a calendar year basis. But with the GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and MRDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the

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MRD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the MRD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The MRD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher MRD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your MRDs are to begin (generally, when you reach age 70½), however, you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first MRD (the 2005 MRD) until March 30, 2006, he may still take the 2006 MRD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second MRD (the 2006 MRD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third MRD (the 2007 MRD). Because, except for the calendar year in which MRDs begin, taking two MRDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two MRDs exceeded the applicable GAWA for that Contract Year).

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Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the GMWB ultimately suits your needs relative to your MRD requirements.

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> Under ACCESS TO YOUR MONEY, also with the subsection entitled "Guaranteed Minimum Withdrawal Benefit," please replace the second and third paragraphs on page 33 concerning step-up with the following.

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Step-Up. In the event Contract Value is greater than the GWB, the GMWB allows the GWB to be reset to Contract Value (a "Step-Up").

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With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
• 7% of the new GWB; Or
• The GAWA before the Step-Up.

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The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

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•	For Contracts to which the 7% GMWB is added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

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Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure about if a Step-Up is right for you.

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> Please replace Appendix A in its entirety with the following:

APPENDIX A

Dow Jones does not:

•	Sponsor, endorse, sell or promote the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund.
•	Recommend that any person invest in the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or any other securities.
•

Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund.

•	Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund.
•

Consider the needs of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, or the owners of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones will not have any liability in connection with the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund. Specifically,
• Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•      The results to be obtained by the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, the owners of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, or any other person in connection with the use of the DJIA and the data included in the DJIA;

• The accuracy or completeness of the DJIA and its data;
• The merchantability and the fitness for a particular purpose or use of the DJIA and its data.
• Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data.
• Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

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The licensing agreement between Jackson National Life Insurance Company and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or any other third parties.

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PART C.	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

(1)	Financial statements and schedules included in Part A:

Not Applicable

(2)	Financial statements and schedules included in Part B - incorporated by reference to Registrant's Post-Effective Amendment No. 11, filed on April 28, 2005 (File Nos. 333-73850 and 811-08664):

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2004

Statements of Operations for the period ended December 31, 2004

Statements of Cash Flows for the period ended December 31, 2004

Statements of Changes in Net Assets for the periods ended December 31, 2004, 2003 and 2002

Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Consolidated Balance Sheets as of December 31, 2004 and 2003

Consolidated Income Statements for the years ended December 31, 2004, 2003, and 2002

Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2004, 2003 and 2002

Consolidated Statements of Cash flows for the years ended December 31, 2004, 2003 and 2002

Notes to Consolidated Financial Statements

Item 24.(b)	Exhibits

Exhibit No.	Description

1.

Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable

3.a.	General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).
c.

Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.a.

Specimen of the Perspective III Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

f.	Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

g.	Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement, filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

h.	Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

i.	Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

j.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21,2001 (File Nos. 333-73850 and 811-08664).

k.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.	Form of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).
m.	Form of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

n.

Specimen of the Perspective Focus Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

o.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

p.

Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-08664).

q.	Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-08664).

r.	Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

s.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

t.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

u.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

v.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

w.

Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

5.a.

Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

b.

Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-73850 and 811-08664).

6.a.	Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a.

Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on December 15, 2003 (File Nos. 333-73850 and 811-08664).

b.

Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

8.	Not Applicable

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, incorporated by reference to Registrant's Post Effective Amendment No. 11 filed on April 28, 2005 (File Nos. 333-73850 and 811-08664).

11.	Not Applicable

12.	Not Applicable

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash 1 Corporate Way Lansing, MI 48951	Vice President - Actuary & Appointed Actuary

John B. Banez 1 Corporate Way Lansing, MI 48951	Vice President - Systems & Programming

James Binder 1 Corporate Way Lansing, MI 48951	Vice President - Finance & Corporate Strategy

John H. Brown 1 Corporate Way Lansing, MI 48951	Vice President - Government Relations

Joseph Mark Clark 1 Corporate Way Lansing, MI 48951	Vice President - Policy Administration

Marianne Clone 1 Corporate Way Lansing, MI 48951	Vice President - Administration

James B. Croom 1 Corporate Way Lansing, MI 48951	Vice President & Deputy General Counsel

Gerald W. Decius 1 Corporate Way Lansing, MI 48951	Vice President - Systems Application Coordinator

Lisa C. Drake 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Actuary

Phillip Brian Eaves 1 Corporate Way Lansing, MI 48951	Vice President – Corporate Development

Robert A. Fritts 1 Corporate Way Lansing, MI 48951	Senior Vice President & Controller – Financial Operations

James D. Garrison 1 Corporate Way Lansing, MI 48951	Vice President - Tax

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Vice President & Associate General Counsel & Assistant Secretary

James Golembiewski 1 Corporate Way Lansing, MI 48951	Vice President & Chief Compliance Officer - Separate Accounts

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, Treasurer & Director

Stephen A. Hrapkiewicz, Jr. 1 Corporate Way Lansing, MI 48951	Senior Vice President - Human Resources

Clifford J. Jack 8055 E. Tufts Avenue Suite 1000 Denver, CO 80237	Executive Vice President & Chief Distribution Officer

Timo P. Kokko 1 Corporate Way Lansing, MI 48951	Vice President - Support Services

Everett W. Kunzelman 1 Corporate Way Lansing, MI 48951	Vice President - Underwriting

Lynn W. Lopes 1 Corporate Way Lansing, MI 48951	Vice President - Group Pension

Clark P. Manning, Jr. 1 Corporate Way Lansing, MI 48951	President & Chief Executive Officer & Director

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Dean M. Miller 1 Corporate Way Lansing, MI 48951	Vice President - Group Pension

Keith R. Moore 1 Corporate Way Lansing, MI 48951	Vice President - Technology

Jacky Morin 1 Corporate Way Lansing, MI 48951	Vice President - Group Pension

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Senior Vice President - Asset/Liability Management

J. George Napoles 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Administration Officer

Mark D. Nerud 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President - Fund Accounting & Administration

Russell E. Peck 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Controller - Financial Reporting

Bradley J. Powell 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Vice President - Institutional Marketing Group

Laura L. Prieskorn 1 Corporate Way Lansing, Michigan 48951	Vice President - Model Office

James B. Quinn 1 Corporate Way Lansing, MI 48951	Vice President - Broker Management

Kathleen M. Smith 1 Corporate Way Lansing, MI 48951	Vice President - Administration - Denver Service Center

James R. Sopha 1 Corporate Way Lansing, MI 48951	Executive Vice President - Corporate Development & Director

Robert M. Tucker, Jr. 1 Corporate Way Lansing, MI 48951	Vice President - Regional IT

Michael A. Wells 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Chief Operating Officer & Director

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership	Business Principal

120 Orion, LLC	South Carolina	100% Jackson National Life Insurance Company	Real Estate

Alaiedon, LLC	Michigan	100% Hermitage Management LLC

Alcona Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

Berrien Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

BH Clearing, LLC	Michigan	100% Jackson National Life Insurance Company	Broker/Dealer

Brooke Finance Corporation	Delaware	100% Brooke Holdings, Inc.	Finance Company

Brooke Holdings, Inc.	Delaware	100% Brooke Holdings (UK) Limited	Holding Company Activities

Brooke Holdings (UK) Limited	United Kingdom	100% Holborn Delaware Corporation	Holding Company Activities

Brooke Investment, Inc.	Delaware	100% Brooke Holdings, Inc.	Investment Related Company

Brooke Life Insurance Company	Michigan	100% Brooke Holdings, Inc.	Life Insurance

Brooke (Jersey) Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

Crescent Telephone	Delaware	100% Jackson National Life Insurance Company	Telecommunications

Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company	Registered Investment Advisor

Equestrian Pointe Investors, L.L.C.	Illinois	100% Jackson National Life Insurance Company	Real Estate

Forty Partners #1, L.C.	Missouri	100% Jackson National Life Insurance Company	Real Estate

GCI Holding Corporation	Delaware	70% Jackson National Life Insurance Company	Holding Company Activities

GS28 Limited	United Kingdom	100% Brooke Holdings (UK) Limited	Holding Company Activities

Hermitage Management, LLC	Michigan	100% Jackson National Life Insurance Company	Advertising Agency

Holborn Delaware Corporation	Delaware	100% Prudential Four Limited	Holding Company Activities

Holliston Mills	Delaware	70% Jackson National Life Insurance Company	Textile Mfg.

Industrial Coatings Group	Delaware	70% Jackson National Life Insurance Company	Textile Mfg.

IFC Holdings, Inc.	Delaware	100% National Planning Holdings Inc.	Broker/Dealer

Investment Centers of America	Delaware	100% IFC Holdings, Inc.	Broker/Dealer

JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance Company	Investment Company

Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company	Investment Adviser and Transfer Agent

Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company	Life Insurance

Jackson National Life Distributors, Inc.	Delaware	100% Jackson National Life Insurance Company	Advertising/Marketing Corporation and Broker/Dealer

Jackson National Life Insurance Company	New York	100% Jackson National Life Insurance Company of New York	Life Insurance

JNLI LLC	Delaware	100% Jackson National Life Insurance Company	Tuscany Notes

JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Southeast Agency LLC	Michigan	100% Jackson National Life Insurance Company	Insurance Agency

JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account - I	Investment Company

JNLNY Variable Fund I LLC	Delaware	100% JNLNY Separate Account I	Investment Company

LePages Management Company, LP	Delaware	50% LePages MC, LLC

LePages MC, LLC	Delaware	100% PPM Management, Inc.

Life Insurance Company of Georgia	Georgia	100% Jackson National Life Insurance Company	Life Insurance

Life of Georgia Agency, Inc.	Georgia	100% Brooke Holdings, Inc.	Insurance Agency

Meadows NRH Associates, L.P.	Texas	100% Meadows NRH, Inc.	Real Estate

Meadows NRH, Inc.	Texas	100% Jackson National Life Insurance Company	Real Estate

National Planning Corporation	Delaware	100% National Planning Holdings, Inc.	Broker/Dealer and Investment Adviser

National Planning Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

PPM Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Prudential plc	United Kingdom	Publicly Traded	Financial Institution

Prudential One Limited	United Kingdom	100% Prudential plc	Holding Company Activities

Prudential Two Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Prudential Three Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Prudential Four Limited	United Kingdom	80% Prudential One Limited, 10% Prudential Two Limited, 10% Prudential Three Limited	Holding Company Activities

SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.	Broker/Dealer

Item 27.	Number of Contract Owners as of November 25, 2005

Qualified - 2,067
Non-Qualified - 2,146

Item 28.	Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)

Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account VI, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)	Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Director

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Director and Chief Financial Officer

Clifford J. Jack 8055 E. Tufts Avenue Suite 1000 Denver, CO 80237	President and Chief Executive Officer

Nikhil Advani 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Business Planning Services

Stephen M. Ash 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Finance

Michael Bell 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President and Chief Legal Officer

Kristen (West) Billows 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Fixed and Index Annuities Marketing Strategy

William Britt 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Print and Distribution Services

Tori Bullen 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Vice President - Institutional Marketing Group

Greg Cicotte 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President, National Sales Manager

Maura Collins 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Regulatory Accounting and Special Projects

Steve Goldberg 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - National Sales Desk

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Corporate/Curian Brand Manager

Thomas Hurley 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Market Research and Analysis

Mark Jones 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Production Management

Steve Kluever 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Variable Product Development

James Livingston 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President - Operations

Doug Mantelli 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Creative Services

Susan McClure 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Business Development and Chief of Staff

James McCorkle 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - National Accounts

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Secretary

Jack Mishler 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Marketing Strategy, Variable Annuities

Michael Nicola 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Strategic Relationships

Bradley J. Powell 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Executive Vice President

Peter Radloff 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Advanced Markets

Gregory B. Salsbury 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President

Greg Smith 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Business Planning Services

David Sprague 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing Strategy

Daniel Starishevsky 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing Communications

Doug Townsend 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President and Controller - Financial Operations

Ray Trueblood 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Life Insurance Marketing Strategy

Phil Wright 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - New Business Development

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation

Jackson National Life Distributors, Inc.	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company

1 Corporate Way

Lansing, Michigan 48951

Jackson National Life Insurance Company

Institutional Marketing Group Service Center

1 Corporate Way

Lansing, Michigan 48951

Jackson National Life Insurance Company

8055 East Tufts Ave., Second Floor

Denver, Colorado 80237

Jackson National Life Insurance Company

225 West Wacker Drive, Suite 1200

Chicago, IL 60606

Item 31. Management Services

Not Applicable

Item 32. Undertakings and Representations

a.

Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.

Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.

Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 29th day of December, 2005.

Jackson National Separate Account - I

(Registrant)

Jackson National Life Insurance Company

By: /s/ Thomas J. Meyer

Thomas J. Meyer

Senior Vice President, Secretary,

and General Counsel

Jackson National Life Insurance Company

(Depositor)

By: /s/ Thomas J. Meyer

Thomas J. Meyer

Senior Vice President, Secretary,

and General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*	December 29, 2005

Clark P. Manning, Jr., President, Chief

Executive Officer and Director

/s/ Thomas J. Meyer*	December 29, 2005

Michael A. Wells, Director

/s/ Thomas J. Meyer*	December 29, 2005

Andrew B. Hopping, Executive Vice President -

Chief Financial Officer and Director

/s/ Thomas J. Meyer*	December 29, 2005

Robert A. Fritts, Vice President

and Comptroller - Financial Operations

* Thomas J. Meyer, Senior Vice President,

Secretary, General Counsel and Attorney-in-Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibit s and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 3rd day of January, 2005.

/s/ Clark P. Manning

Clark P. Manning, President, Chief

Executive Officer and Director

/s/ Michael A. Wells

Michael A. Wells, Director

/s/ Andrew B. Hopping

Andrew B. Hopping, Executive Vice President,

Chief Financial Officer and Director

/s/ Robert A. Fritts

Robert A. Fritts, Vice President

and Controller - Financial Operations

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel, attached hereto as EX-9.